Revenue Recognition - Government Assistance (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue Recognition
Grant proceeds received for capital expenditures			$ 22	$ 40	$ 54	$ 6
Federal government grants to construct broadband
Revenue Recognition
Grant proceeds received for capital expenditures	$ 3	$ 21	22	$ 40	54	$ 6
Short-term deferred revenue	6		6		3
Long-term deferred revenue	$ 107		$ 107		$ 92
Minimum | Federal government grants to construct broadband
Revenue Recognition
Government assistance transaction duration			10 years		11 years
Maximum | Federal government grants to construct broadband
Revenue Recognition
Government assistance transaction duration			22 years		17 years